Basis of Presentation - IFRS 9 Financial Instruments (Details) - EUR (€) € in Thousands	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
IFRS 9 Financial Instruments
Total Debt		€ 5,901,815	€ 4,712,071
Impact on Total Debt	€ (2,579)
Impact on Deferred Expenses	(22,056)
Increase (decrease) due to changes in accounting policy required by IFRSs
IFRS 9 Financial Instruments
(Positive) Negative Impact on Reserves	(24,636)
Senior Unsecured Notes
IFRS 9 Financial Instruments
Impact on Total Debt	146,334
Impact on Deferred Expenses	(41,036)
Senior Unsecured Notes | Increase (decrease) due to changes in accounting policy required by IFRSs
IFRS 9 Financial Instruments
(Positive) Negative Impact on Reserves	105,298
Senior Debt
IFRS 9 Financial Instruments
Impact on Total Debt	(148,913)
Impact on Deferred Expenses	18,979
Senior Debt | Increase (decrease) due to changes in accounting policy required by IFRSs
IFRS 9 Financial Instruments
(Positive) Negative Impact on Reserves	(129,934)
Debts and payables
IFRS 9 Financial Instruments
Total Debt		4,228,823
Debts and payables | Senior Unsecured Notes
IFRS 9 Financial Instruments
Total Debt		853,667
Debts and payables | Senior Debt
IFRS 9 Financial Instruments
Total Debt		€ 3,375,157
IFRS 9
IFRS 9 Financial Instruments
Total Debt	4,226,244
IFRS 9 | Senior Unsecured Notes
IFRS 9 Financial Instruments
Total Debt	1,000,000
IFRS 9 | Senior Debt
IFRS 9 Financial Instruments
Total Debt	€ 3,226,244